UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hoplite Capital Management, LLC

Address:  810 Seventh Avenue, 39th Floor
          New York, New York 10019

13F File Number: 028-10749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    John T. Lykouretzos
Title:   Managing Member
Phone:   (646) 428-0900


Signature, Place and Date of Signing:


/s/John T. Lykouretzos         New York, New York            February 14, 2006
----------------------         ------------------          --------------------
     [Signature]               [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      31

Form 13F Information Table Value Total: $575,683
                                       (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

13 F file   Number                 Name

1)          028-                   Hoplite Partners, L.P.
2)          028-                   Hoplite Offshore Fund, Ltd.

                                                          FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2      COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7     COLUMN 8

                                TITLE                        VALUE    SHRS OR    SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS        CUSIP       (X$1000)  PRN AMT    PRN CALL  DISCRETION  MGRS   SOLE  SHARED    NONE
--------------                  --------        -----       --------  -------    --- ----  ----------  ----   ----  ------    ----
ADVANCE AUTO PARTS INC                COM        00751Y106   34,551     795,000  SH  PUT   SHARED      1, 2           795,000
AMERICAN COMMERCIAL LINES           COM NEW      025195207    8,975     296,000  SH        SHARED      1, 2           296,000
AMERITRADE HLDG CORP NEW              COM        03074K100    9,204     383,517  SH        SHARED      1              383,517
BROOKFIELDS ASSET MGMT INC       CLA LTD VTSH    112585104   14,092     280,000  SH        SHARED      1, 2           280,000
CARNIVAL CORP                     PAIRED CTF     143658300   26,259     491,100  SH        SHARED      1, 2           491,100
CENTEX CORP                           COM        152312104    9,043     126,500  SH        SHARED      1, 2           126,500
CERTEGY INC                           COM        156880106   12,023     296,426  SH        SHARED      1              296,426
COMPTON PETE CORP                     COM        204940100   64,055   4,357,500  SH        SHARED      1, 2         4,357,500
COUNTRYWIDE FINANCIAL CORP            COM        222372104   12,435     363,700  SH        SHARED      1, 2           363,700
DOLLAR GEN CORP                       COM        256669102   13,158     690,000  SH        SHARED      1, 2           690,000
DOWNEY FINL CORP                      COM        261018105    8,275     121,000  SH        SHARED      1, 2           121,000
DST SYS INC DEL                       COM        233326107   49,582     827,600  SH        SHARED      1, 2           827,600
DUN & BRADSTREET CORP DEL NEW         COM        26483E100   42,017     627,500  SH        SHARED      1, 2           627,500
EMBRAER-EMPRESA BRASILEIRA D    SP ADR PFD SHS   29081M102   32,062     820,000  SH        SHARED      1, 2           820,000
FIRST ADVANTAGE CORP                 CL A        31845F100    1,336      50,000  SH        SHARED      1, 2            50,000
GOLDEN WEST FINL CORP DEL             COM        381317106    9,332     141,400  SH        SHARED      1, 2           141,400
IHS, INC.                            CL A        451734107    4,104     200,000  SH        SHARED      1, 2           200,000
INTERNATIONAL GAME TECHNOLOGY         COM        459902102    8,218     267,000  SH        SHARED      1, 2           267,000
ITT EDUCATIONAL SERVICES INC          COM        45068B109   26,215     443,500  SH        SHARED      1, 2           443,500
JETBLUE AWS CORP                      COM        477143101    3,479     226,199  SH        SHARED      1, 2           226,199
MARSH & MCLENNAN COS INC              COM        571748102   14,622     460,400  SH        SHARED      1, 2           460,400
MEMC ELECTR MATLS INC                 COM        552715104   14,705     663,300  SH        SHARED      1, 2           663,300
NCR CORP NEW                          COM        62886E108   18,979     559,200  SH        SHARED      1, 2           559,200
NET 1 UEPS TECHNOLOGIES INC         COM NEW      64107N206   15,478     536,500  SH        SHARED      1, 2           536,500
NUVEEN INVTS INC                     CL A        67090F106   27,319     641,000  SH        SHARED      1, 2           641,000
OFFSHORE LOGISTICS INC                COM        676255102    4,879     167,100  SH        SHARED      1, 2           167,100
RYLAND GROUP INC                      COM        783764103   13,459     186,600  SH        SHARED      1, 2           186,600
SEACOR HOLDINGS INC                   COM        811904101   11,672     171,400  SH        SHARED      1, 2           171,400
TEMPLE INLAND INC                     COM        879868107   33,413     745,000  SH        SHARED      1, 2           745,000
TESCO CORP                            COM        88157K101   25,334   1,367,900  SH        SHARED      1, 2         1,367,900
TRANSOCEAN INC                        ORD        G90078109    7,408     106,300  SH        SHARED      1, 2           106,300


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